Shareholders' Equity - Share-based Compensation, Stock options, Exercised (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 23
Total intrinsic value of stock options	18	155	0
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	$ 7	$ 56	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.6